Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	0.00%	0.00%	0.00%
Long-term rate of return on plan assets	7.00%	7.00%
Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate on benefit obligation	3.51%	4.00%	4.16%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Net Periodic Pension Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate on benefit obligation	4.00%	4.16%	3.69%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%